STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Ordinary shares [Member]	Additional paid-in capital [Member]	Capital notes [Member]	Unearned compensation [Member]	Accumulated other comprehensive loss [Member]	Foreign currency translation adjustments [Member]	Accumulated deficit [Member]	Treasury Stock [Member]	Comprehensive loss [Member]	Noncontrolling interest [Member]
BALANCE at Dec. 31, 2012	$ 220,025	$ 87,280	$ 937,814	$ 305,262	$ 42,826	$ 1,893	$ (5,368)	$ (1,140,610)	$ (9,072)
BALANCE, SHARES at Dec. 31, 2012		22,398,000
Issuance of shares and warrant	38,875	$ 33,986	4,889
Issuance of shares and warrant, shares		8,148,000
Exercise of options	$ 105	$ 100	5
Exercise of options, shares	23,932	24,000
Capital notes converted into share capital		$ 71,410	141,303	(212,713)
Capital notes converted into share capital, shares		17,386,000
Employee stock-based compensation	$ 2,735				2,735
Tax benefit relating to stock based compensation	(181)				(181)
Other comprehensive income (loss):
Profit (loss)	(107,660)							(107,660)		$ (107,660)
Foreign currency translation adjustments	(14,242)						(14,242)			(14,242)
Change in employees plan assets and benefit obligations, net of taxes	2,350					2,350				2,350
Unrealized loss on derivatives	(759)					(759)				(759)
Comprehensive loss	(120,311)									(120,311)
BALANCE at Dec. 31, 2013	141,248	$ 192,776	1,084,011	92,549	45,380	3,484	(19,610)	(1,248,270)	(9,072)
BALANCE, SHARES at Dec. 31, 2013		47,956,000
Establishment of a subsidiary	7,120										$ 7,120
Issuance of shares and warrant	61,113	$ 22,563	38,550
Issuance of shares and warrant, shares		5,470,000
Exercise of options	$ 3,318	$ 3,274	44
Exercise of options, shares	762,607	763,000
Capital notes converted into share capital		$ 16,504	15,341	(31,845)
Capital notes converted into share capital, shares		3,931,000
Employee stock-based compensation	$ 4,637				4,637
Other comprehensive income (loss):
Profit (loss)	(1,372)							4,263		4,263	(5,635)
Foreign currency translation adjustments	(16,643)						(5,740)			(5,740)	(10,903)
Change in employees plan assets and benefit obligations, net of taxes	$ (3,860)					(3,860)				(3,860)
Unrealized loss on derivatives
Comprehensive loss	$ (5,337)									(5,337)
BALANCE at Dec. 31, 2014	195,561	$ 235,117	1,137,946	60,704	50,017	(376)	(25,350)	(1,244,007)	(9,072)		(9,418)
BALANCE, SHARES at Dec. 31, 2014		58,120,000
Conversion of debentures and exercise of warrants into share capital	206,432	$ 79,443	126,989
Conversion of debentures and exercise of warrants into share capital, shares		20,904,000
Exercise of options	$ 7,991	$ 6,261	1,730
Exercise of options, shares	1,620,056	1,620,000
Capital notes converted into share capital		$ 5,751	6,400	(12,151)
Capital notes converted into share capital, shares		1,500,000
Employee stock-based compensation	$ 8,192				8,192
Stock-based compensation related to the Facility Agreement with the banks	480		480
Dividend paid to Panasonic	(1,570)										(1,570)
Other comprehensive income (loss):
Profit (loss)	(29,127)							(29,647)		(29,647)	520
Foreign currency translation adjustments	(2,485)						(1,196)			(1,196)	(1,289)
Change in employees plan assets and benefit obligations, net of taxes	176					176				176
Unrealized loss on derivatives	(64)					(64)				(64)
Comprehensive loss	(30,731)									$ (30,731)
BALANCE at Dec. 31, 2015	$ 385,586	$ 326,572	$ 1,273,545	$ 48,553	$ 58,209	$ (264)	$ (26,546)	$ (1,273,654)	$ (9,072)		$ (11,757)
BALANCE, SHARES at Dec. 31, 2015		82,144,000
Other comprehensive income (loss):
OUTSTANDING SHARES, NET OF TREASURY STOCK AS OF DECEMBER 31, 2015		82,058,000